Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable, gross – current	¥ 452,783	¥ 1,106,760
Less: allowance for credit losses	(335,374)	(335,841)
Accounts receivable, net	¥ 117,409	¥ 770,919